Related party transactions (Details Narrative)		12 Months Ended
	Oct. 09, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) integer	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 CNY (¥) integer	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement [Line Items]
Borrowed amount		¥ 10,000,000		¥ 10,000,000
Prepaid rental expenses		295,000		1,038,000
Loan receivables		615,184,000		579,654,000
Interest expense		20,281,000		27,041,000	¥ 34,465,000
Repayments of loan payable		79,345,000		414,924,000	347,800,000
Loans payable		172,891,000		¥ 200,417,000
Loan Extension Agreement [Member]
Statement [Line Items]
Borrowed amount						¥ 10,000,000
Borrowings Interest rate						15.00%
Penalty interest rate						9.00%
Hubei Daily Media Group [Member]
Statement [Line Items]
Borrowed amount					¥ 14,000,000
Variable interest entity					20.00%
Interest expense					¥ 800,000
Borrowings Interest rate					10.00%
Hubei Daily Media Group [Member] | Lease commitment [Member]
Statement [Line Items]
Variable interest entity					20.00%
Office space | integer				1,673
Lease and related expenses				¥ 1,300,000	¥ 1,200,000
Consulting expenses		¥ 500,000		¥ 500,000	¥ 500,000
Lease amount description		The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years. The lease was terminated in December 2018.	The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years. The lease was terminated in December 2018.
Ownership interest		20.00%	20.00%	20.00%	20.00%
Prepaid rental expenses		¥ 400,000
Consulting expenses payable		1,000,000		¥ 500,000
Wuhan Zhong Ji Gold Co [Member]
Statement [Line Items]
Variable interest entity					10.60%
Ownership interest				10.60%
Weighted average interest rate					25.30%
Payments to certain loans payable				¥ 412,000
Loan receivables					¥ 18,000,000
Interest received					¥ 6,500,000
Payable to related party		¥ 1,400,000		¥ 1,400,000
Hubei New Nature Investment Co [Member]
Statement [Line Items]
Variable interest entity		80.80%		80.80%	80.80%
Office space | integer		304	304	304
Advisory expenses		¥ 4,600,000		¥ 200,000
Paid reverse merger expenses on behalf				10,900,000	¥ 11,300,000
Interest expense | $			$ 3,100
Reverse merger expenses payable		22,600,000
Offset against loan payable		9,900,000
Hubei New Nature Investment Co [Member] | Wuhan Securities Exchanges [Member]
Statement [Line Items]
Lease and related expenses				¥ 200,000	¥ 200,000
Ownership interest				80.80%	80.80%
Payable to related party		300,000		¥ 22,200
Offset against loan payable		22,600,000
Advisory expenses with a related party		700,000
Advisory expense payable		0		4,235,000
Wang Hailin [Member]
Statement [Line Items]
Borrowed amount		10,000,000				¥ 10,000,000
Variable interest entity						7.70%
Interest expense				1,300,000	¥ 500,000
Borrowings Interest rate						10.00%
Interest payable to related parties		1,800,000		243,000
Li Ling [Member]
Statement [Line Items]
Borrowed amount		¥ 10,000,000		¥ 5,000,000	¥ 28,600,000
Variable interest entity		2.50%		2.50%	2.50%
Interest expense		¥ 29,000		¥ 300,000
Borrowings Interest rate		12.00%		10.00%	10.00%
Repayments of loan payable					¥ 1,200,000
Loan payable		¥ 3,000,000
Bank deposit		12,000,000
Hubei Baoli Ecological Conservation [Member]
Statement [Line Items]
Variable interest entity							4.30%
Loan receivables							¥ 8,000,000
Kang Chen [Member]
Statement [Line Items]
Variable interest entity							4.30%
Loan receivables		0		¥ 0	¥ 0		¥ 3,000,000
Interest income rate							36.00%
Wuhan Xin Heng Tai Investment Co., Ltd [Member]
Statement [Line Items]
Variable interest entity					10.60%
Weighted average interest rate					24.90%
Loan receivables					¥ 19,000,000
Interest received					4,900,000
Hubei Shanyin Wealth Management Co., Ltd [Member]
Statement [Line Items]
Interest expense		4,700,000		¥ 1,400,000
Interest income rate				9.00%
Loans payable to related parties		50,000,000		¥ 60,000,000
Hubei Shanyin Wealth Management Co., Ltd [Member] | Chief Executive Officer [Member]
Statement [Line Items]
Ownership interest				69.50%
Interest expense		5,900,000		¥ 1,400,000
Borrowings Interest rate				9.00%
Maturity ranging description				August to October 2019
Wuhan Xin Heng Tai Investment Co [Member]
Statement [Line Items]
Funds provided by related parties				¥ 954,000
Chutian Wealth (Wuhan) Financial Services Co. Ltd [Member]
Statement [Line Items]
Intermediary fees		0		1,700,000	¥ 5,300,000
Intermediary fee payable		¥ 0		¥ 0
Securities exchange fund raising percentage		6.00%		6.00%
Hubei New Chutaifu Asset Management Co., Ltd [Member] | Chief Executive Officer [Member]
Statement [Line Items]
Interest expense				¥ 200,000
Borrowings Interest rate				8.00%
Loans payable to related parties				¥ 800,000
Hubei New Chutaifu Asset Management Co., Ltd [Member] | Chief Executive Officer [Member] | In 2018 [Member]
Statement [Line Items]
Borrowed amount		¥ 17,400,000		¥ 20,000,000
Ownership interest				80.80%
Interest expense		300,000		¥ 300,000
Offset against loan payable		9,900,000
Borrowings Interest rate				12.00%
Interest payable to related parties		127,000		¥ 259,000
Repayments of loan payable		14,700,000		500,000
Loans payable to related parties		12,300,000		19,500,000
Receivable from a related party				¥ 300,000
Loans payable		3,100,000
Chutian And Mr Ricky [member]
Statement [Line Items]
Borrowed amount		10,000,000
Interest rate	1.125%
Interest expense	¥ 787,000	¥ 1,300,000
Repay borrowings principal amount	¥ 10,000,000